Segment reporting - Summarized Consolidated Statement Of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net cash from operating activities	$ 211,295	$ 438,202	$ 450,532
Net cash from (used in) investing activities	(40,242)	(100,615)	(205,873)
Net cash from (used in) financing activities	(234,976)	(261,160)	(365,315)
Capital expenditure	(177,901)	(342,698)	(360,143)
Impairment losses	0	0	0
Impairment losses reversed	0	0	0
Operating segments | Tankers
Disclosure of operating segments [line items]
Net cash from operating activities	211,310	427,926	505,821
Net cash from (used in) investing activities	(40,243)	(90,891)	(248,770)
Net cash from (used in) financing activities	(234,921)	(264,714)	(350,429)
Capital expenditure	(177,901)	(342,698)	(361,754)
Impairment losses	0	0	0
Impairment losses reversed	0	0	0
Operating segments | FSO
Disclosure of operating segments [line items]
Net cash from operating activities	49,684	49,013	58,747
Net cash from (used in) investing activities	0	0	0
Net cash from (used in) financing activities	(78,421)	(32,929)	(20,557)
Capital expenditure	0	0	0
Impairment losses	0	0	0
Impairment losses reversed	0	0	0
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Net cash from operating activities	49,698	(38,737)	(114,036)
Net cash from (used in) investing activities	(1)	(9,724)	42,897
Net cash from (used in) financing activities	(78,367)	36,483	5,671
Capital expenditure	0	0	(1,611)
Impairment losses	0	0	0
Impairment losses reversed	$ 0	$ 0	$ 0